Intangible Assets - Schedule of Estimated Amortization Expense of Definite-Lived Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Amortization Expense of Definite-Lived Intangible Assets [Abstract]
2026	$ 383,989
2027	242,840
2028	86,186
Total amortization expense	$ 713,015	$ 1,109,807